As filed with the Securities and Exchange             Registration No. 33-75996*
Commission on May 21, 2002                             Registration No. 811-2512

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 28 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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      Variable Annuity Account B of ING Life Insurance and Annuity Company
          (formerly Variable Annuity Account B of Aetna Life Insurance and Annuity Company)

                     ING Life Insurance and Annuity Company
               (formerly Aetna Life Insurance and Annuity Company)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on June 1, 2002 pursuant to paragraph (b) of Rule 485
     --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2002, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 28 by reference to Registrant's filing under Rule 497(c), as filed on May 1, 2002 (File No. 33-75996).

A Supplement dated June 1, 2002 to the Prospectus is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B
 GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION

                           VARIABLE ANNUITY ACCOUNT C
                      MULTIPLE SPONSORED RETIREMENT OPTIONS

                     ING LIFE INSURANCE AND ANNUITY COMPANY


                        SUPPLEMENT DATED JUNE 1, 2002 TO
        PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY EACH DATED MAY 1, 2002 AND AS SUPPLEMENTED MAY 8, 2002 WITH RESPECT TO THE MULTIPLE SPONSORED
                         RETIREMENT OPTIONS PROSPECTUS



GENERAL DESCRIPTION OF GET S
Series S of the ING GET Fund (GET S) is an investment option that may be available during the accumulation phase of the contract. ING Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET S. ING Investments, LLC serves as the investment adviser and Aeltus Investment Management, Inc. serves as investment sub-adviser to GET S.

We will offer GET S shares only during its offering period, which is scheduled to run from June 14, 2002 through the close of business of the New York Stock Exchange on September 11, 2002. GET S may not be available under your contract, your plan or in your state. Please read the GET S prospectus for a more complete description of GET S, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET S
GET S seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET S's guarantee period runs from September 12, 2002 through September 14, 2007. During the offering period, all GET S assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE
The guarantee period for GET S will end on September 14, 2007, which is GET S's maturity date. The Company guarantees that the value of an accumulation unit of the GET S subaccount under the contract on the maturity date (as valued after the close of business on September 14, 2007), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET S subaccount to make up the difference. This means that if you remain invested in GET S until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET S as of the last day of the offering period, less any amounts you transfer or withdraw from the GET S subaccount. The value of dividends and distributions made by GET S throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET S investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET S before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts.

MATURITY DATE
Before the maturity date, we will send a notice to each contact holder or participant who has amounts in GET S. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET S amounts. If you do not make a choice on the maturity date, we will transfer your GET S amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET S amounts to the fund or funds designated by the Company.



X.GETSDCRO-02                                                          June 2002

The following information supplements the "Fee Table" section contained in the prospectus and the expense table in the "Charges and Deductions" section of the prospectus summary:

FEES DEDUCTED FROM THE ING GET FUND SERIES S SUBACCOUNT DURING THE ACCUMULATION PHASE

(Daily deductions equal to the given percentage of values invested in the subaccount on an annual basis)

 MAXIMUM MORTALITY AND EXPENSE RISK CHARGE ........................................................   1.50% (1)
 MAXIMUM ADMINISTRATIVE EXPENSE CHARGE ............................................................   0.25% (2)
 GET S GUARANTEE CHARGE (deducted daily during the Guarantee Period) ..............................   0.25%
                                                                                                      -----
 MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES ..........................................................   2.00%
                                                                                                      =====

(1) The maximum Mortality and Expense Risk Charge is 1.50% for the Multiple Sponsored Retirement Options contracts, and 1.25% for the Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation. These fees may be waived, reduced or eliminated in certain circumstances. See "Fees" in the prospectus.
(2) We only impose this charge under some contracts. See "Fees" in the prospectus.

FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus and the expense table in the "Charges and Deductions" section of the prospectus summary:

ING GET FUND SERIES S ANNUAL EXPENSES
(As a percentage of the average net assets)

                                 MANAGEMENT                                           TOTAL NET FUND ANNUAL
                              (ADVISORY) FEES(3)     12b-1 FEE     OTHER EXPENSES(4)        EXPENSES(5)
                              -----------------      ---------     -----------------        ----------
ING GET Fund Series S              0.60%               0.25%             0.15%                 1.00%

For more information regarding expenses paid out of assets of the fund, see the GET S prospectus.

(3) The Management (Advisory) Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
(4) "Other Expenses" include an annual fund administrative fee of 0.055% of the average daily net assets of GET S and any additional direct fund expenses.
(5) The investment adviser is contractually obligated through GET S's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET S's other expenses in order to ensure that GET S's Total Net Fund Annual Expenses (excluding 12b-1 fees) do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET S's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES - ING GET FUND SERIES S
ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET S investment option under the contract (until GET S's maturity date), assuming a 5% annual return on the investment.(6)

------------------------------------------------
>  THE EXAMPLES ARE PURELY HYPOTHETICAL.
>  THEY SHOULD NOT BE CONSIDERED A                            EXAMPLE A                                   EXAMPLE B
   REPRESENTATION OF PAST OR FUTURE EXPENSES      If you withdraw your entire account       If you leave your entire account
   OR EXPECTED RETURNS.                           value at the end of the periods           value invested or if you select an
>  ACTUAL EXPENSES AND/OR RETURNS MAY BE          shown, you would pay the following        income phase payment  option at the
   MORE OR LESS THAN THOSE SHOWN BELOW.           expenses, including any applicable        end of the periods shown,  you would
                                                  early withdrawal charge assessed:         pay the following expenses (no early
                                                                                            withdrawal charge is assessed):
------------------------------------------------

                          1 YEAR     3 YEARS     5 YEARS       1 YEAR       3 YEARS     5 YEARS
ING GET Fund Series S       $83       $151        $221           $32          $98        $166

(6) The examples shown reflect a maximum mortality and expense risk charge of 1.50% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, the maximum maintenance fee of $30.00 applicable to the Multiple Sponsored Retirement Options Contracts converted to a percentage of assets equal to 0.173% (the maximum maintenance fee under deferred compensation contracts is $20), a GET S guarantee charge of 0.25% on an annual basis, and all charges and expenses of the GET S Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5.

X.GETSDCRO-02                                                          June 2002

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits
--------------------------------------------
    (a) Financial Statements:
        (1)      Incorporated by reference in Part A:
                 Condensed Financial Information
        (2)      Incorporated by reference in Part B:
                 Financial Statements of Variable Annuity Account B:
                 - Statement of Assets and Liabilities as of December 31, 2001
                 - Statement of Operations for the year ended December 31, 2001
                 - Statements of Changes in Net Assets for the years ended
                   December 31, 2001 and 2000
                 - Condensed Financial Information for the year ended
                   December 31, 2001
                 - Notes to Financial Statements
                 - Report of Independent Auditors
                 Financial Statements of ING Life Insurance and Annuity Company:
                 - Report of Independent Auditors
                 - Consolidated Statements of Income for the Year Ended
                   December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999
                 - Consolidated Balance Sheets as of December 31, 2001 and
                   2000
                 - Consolidated Statements of Changes in Shareholder's Equity
                   for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999
                 - Consolidated Statements of Cash Flows for the Year Ended
                   December 31, 2001, One Month Ended December 31, 2000, the Eleven Month Ended November 30, 2000 and for the Year Ended December 31, 1999
                 - Notes to Consolidated Financial Statements

    (b) Exhibits
        (1)      Resolution of the Board of Directors of Aetna Life Insurance
                 and Annuity Company establishing Variable Annuity Account B(1)
        (2)      Not applicable
        (3.1)    Broker-Dealer Agreement(2)
        (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                 Agreement(3)
        (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                 Insurance and Annuity Company and Aetna Investment Services,
                 Inc. (AISI) and Letter of Assignment to AISI (4)
        (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                 Life Insurance and Annuity Company and Aetna Investment
                 Services, LLC(4)
        (4.1)    Variable Annuity Contract (G-CDA-HF)(5)

        (4.2)    Variable Annuity Contract (IA-CDA-IA)(5)
        (4.3)    Variable Annuity Contract (G-CDA-HD)(6)
        (4.4)    Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
                 (GSD-CDA-HO)(7)
        (4.5)    Variable Annuity Contract Certificate (GDCC-HO) to Contracts
                 GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO(8)
        (4.6)    Variable Annuity Contract Certificate GTCC-HF(9)
        (4.7)    Variable Annuity Contract Certificate GTCC-HD(10)
        (4.8)    Variable Annuity Contract (I-CDA-HD)(11)
        (4.9)    Variable Annuity Contract (ISE-CDA-HO)(8)
        (4.10)   Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF(12)
        (4.11)   Endorsement EGATHO-00 to Contracts GLID-CDA-HO and
                 GID-CDA-HO(12)
        (4.12)   Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO(12)
        (4.13)   Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD(3)
        (4.14)   Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts
                 IA-CDA-IA and I-CDA-HD(13)
        (4.15)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                 GSD-CDA-HO and ISE-CDA-HO(5)
        (4.16)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                 G-CDA-HD(14)
        (4.17)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                 and GSD-CDA-HO(15)
        (4.18)   Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO
                 and GSD-CDA-HO(15)
        (4.19)   Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA,
                 G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and
                 ISE-CDA-HO(16)
        (4.20)   Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO(12)
        (4.21)   Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA,
                 G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD,
                 ISE-CDA-HO and Certificate GDCC-HO(17)
        (4.22)   Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD,
                 I-CDA-HD and I-CDA-IA and Certificates GTCC-HF and GTCC-HD(18)
        (4.23)   Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name
                 change(19)
        (5.1)    Variable Annuity Contract Application (300-GTD-IA)(20)
        (5.2)    Variable Annuity Contract Application (710.00.141)(21)
        (6.1)    Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company
                 (formerly Aetna Life
                 Insurance and Annuity Company)(22)
        (6.2)    By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity
                 Company)(22)
        (7)      Not applicable

        (8.1) Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(23)
        (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(24)
        (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(24)
        (8.4) Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(23)
        (8.5) First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
        (8.6) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)
        (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(25)
        (8.8) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(26)
        (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(27)

        (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(27)
        (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
                 and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(23)
        (8.12) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
        (8.13) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(25)
        (8.14) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(27)
        (8.15) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(27)

         (8.16) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(28)
         (8.17) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(28)
         (8.18) Fund Participation Agreement dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(11)
         (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(29)
         (8.20) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(30)
         (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
         (8.22) Eighth Amendment dated as of December 1, 1999 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(26)
         (8.23) Fund Participation Agreement dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation(11)
         (8.24) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(25)
         (8.25) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(31)

         (8.26) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
         (8.27) Eighth Amendment dated December 1, 1999 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 and May
                 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(26)
         (8.28) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(32)
         (8.29) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(29)
         (8.30) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(25)
         (8.31) Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(33)
         (8.32) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(34)
         (8.33) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(25)
         (8.34) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(26)
         (8.35) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(35)
         (8.36) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(19)
         (8.37) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(34)
         (8.38) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(35)

         (8.39) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(35)
         (8.40) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(19)
         (8.41) Fund Participation Agreement dated December 1, 1988 and amended on February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
         (8.42) Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(33)
         (8.43)  Service Agreement dated as of July 20, 2001 between Lord Abbett
                 & Co. and Aetna Life Insurance and Annuity Company(33)
         (8.44)  Fund Participation Agreement dated March 11, 1997 between Aetna
                 Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(36)
         (8.45) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(26)
         (8.46) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(36)
         (8.47) Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(37)
         (8.48) Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(33)
         (8.49) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(19)
         (8.50) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers,
                 LLC) to Participation Agreement dated November 28, 2001(19) (8.51) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(19)
         (8.52) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(19)

         (8.53) Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc.(18)
         (9)     Opinion and Consent of Counsel
         (10)    Consents of Independent Auditors
         (11)    Not applicable
         (12)    Not applicable
         (13)    Schedule for Computation of Performance Data(38)
         (14.1)  Powers of Attorney(39)
         (14.2)  Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75996), as filed on February 16, 2000.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.

16. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
17. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
18. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
19. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
20. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
21. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on August 21, 1997.
22. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
23. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
25. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
26. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
27. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
28. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
29. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
30. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
31. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
32. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
33. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
34. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
35. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
36. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
37. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

38. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 16, 1998.
39. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.

Item 25.  Directors and Principal Officers of the Depositor*
------------------------------------------------------------

Name and Principal
Business Address                     Positions and Offices with Depositor
----------------                     ------------------------------------

Thomas J. McInerney**                Director and President

Wayne R. Huneke***                   Director and Chief Financial Officer

P. Randall Lowery***                 Director

Mark A. Tullis***                    Director

David Wheat***                       Chief Accounting Officer

Paula Cludray-Engelke****            Secretary

Brian Murphy**                       Vice President and Chief Compliance Officer

      * These individuals may also be directors and/or officers of other affiliates of the Company.

     ** The principal business address of these directors and officers is 151
        Farmington Avenue, Hartford, Connecticut 06156.

    *** The principal business address of these directors and officers is 5780
        Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

   **** The principal business address of this officer is 20 Washington Avenue
        South, Minneapolis, Minnesota 55401.

Item 26.  Persons Controlled by or Under Common Control with the Depositor or
-------------------------------------------------------------------------------
Registrant
----------

    Incorporated herein by reference to Exhibit 99-B.16 to the Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 for ReliaStar Life Insurance Company of New York.

Item 27.  Number of Contract Owners
-----------------------------------

    As of February 28, 2002, there were 127,292 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.  Indemnification
-------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.  Principal Underwriter
-------------------------------

    (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services,
         LLC) also acts as the principal underwriter for ING Partners, Inc. (formerly Portfolio Partners, Inc.) (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, IFA acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). IFA is also the principal underwriter for Variable Annuity

         Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940
         Act).

    (b)  The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
----------------                     ---------------------

Ronald R. Barhorst                   Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis*                   Director and Senior Vice President

Shaun P. Mathews**                   Director and Senior Vice President

Allan Baker**                        Senior Vice President

Boyd G. Combs***                     Senior Vice President

Christine Donahue**                  Vice President and Chief Financial Officer

David S. Pendergrass**               Vice President and Treasurer

Therese Squillacote**                Vice President and Chief Compliance Officer

Paula Cludray-Engelke****            Secretary

Jeffrey R. Berry**                   Chief Legal Officer

Reginald Bowen**                     Vice President

Christina Lareau**                   Vice President

Terran Titus**                       Vice President

William T. Abramowicz                Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Maryellen R. Allen**                 Vice President

Douglas J. Ambrose*                  Vice President

Louis E. Bachetti                    Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley****                 Vice President

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
----------------                     ---------------------

David Brounley**                     Vice President

Brian D. Comer**                     Vice President

Keith J. Green***                    Vice President

Brian K. Haendiges**                 Vice President

Brian P. Harrington*****             Vice President

Bernard P. Heffernon******           Vice President

William S. Jasien******              Vice President

Jess D. Kravitz*                     Vice President

Mary Ann Langevin**                  Vice President

Katherine E. Lewis                   Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                       Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                       Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                      Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Mark R. Luckinbill                   Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine C. Marcks**                Vice President

Richard T. Mason                     Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela Mulvey**                      Vice President

Scott T. Neeb*                       Vice President

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
----------------                     ---------------------

Ethel Pippin**                       Vice President

Paulette Playce                      Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Deborah Rubin*****                   Vice President

Frank W. Snodgrass                   Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.             Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn**                    Vice President

David A. Kelsey**                    Assistant Vice President

Allissa Archer Obler****             Assistant Secretary

Loralee Ann Renelt****               Assistant Secretary

Rebecca A. Schoff****                Assistant Secretary

John F. Todd**                       Assistant Secretary

Robert J. Scalise**                  Assistant Treasurer

Glenn Allan Black***                 Tax Officer

Joseph J. Elmy**                     Tax Officer

G. Michael Fell***                   Tax Officer

      * The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.

     ** The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

    *** The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

   **** The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

  ***** The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

 ****** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067.

  (c) Compensation from January 1, 2001 to December 31, 2001:

      (1)                       (2)                     (3)                  (4)                   (5)

Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption         Brokerage
Underwriter              Commissions                or Annuitization      Commissions       Compensation*
-----------              -----------                ----------------      -----------       -------------

ING Financial                                                                                 $95,466.36
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2001.

Item 30.  Location of Accounts and Records
------------------------------------------

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  ING Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

Item 31.  Management Services
-----------------------------

     Not applicable

Item 32.  Undertakings
----------------------

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 21st day of May, 2002.

                                     VARIABLE ANNUITY ACCOUNT B OF
                                     ING LIFE INSURANCE AND ANNUITY
                                     COMPANY
                                       (Registrant)

                                 By: ING LIFE INSURANCE AND ANNUITY
                                     COMPANY
                                       (Depositor)

                                 By: Thomas J. McInerney*
                                    --------------------------------------------
                                     Thomas J. McInerney
                                     President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                         Date
---------                 -----                                         ----

Thomas J. McInerney*      Director and President                   )
------------------------                                           )
Thomas J. McInerney       (principal executive officer             )
                                                                   )
Wayne R. Huneke*          Director and Chief Financial Officer     ) May
------------------------                                           ) 21, 2002
Wayne R. Huneke                                                    )
                                                                   )
Randy Lowery*             Director                                 )
------------------------                                           )
P. Randall Lowery                                                  )
                                                                   )
Mark A. Tullis*           Director                                 )
------------------------                                           )
Mark A. Tullis                                                     )
                                                                   )

                                                                   )
David Wheat*              Chief Accounting Officer                 )
------------------------                                           )
David Wheat                                                        )

By: /s/ Julie E. Rockmore
   ----------------------------------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------

99-B.9                  Opinion and Consent of Counsel
                                                                  --------------

99-B.10                 Consents of Independent Auditors
                                                                  --------------